Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million	31.12.19	31.12.18
Certificates of deposit	5,190	7,980
Commercial paper	14,413	27,514
Other short-term debt	2,235	3,531
Short-term debt[1]	21,837	39,025
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	30,105	29,988
Senior unsecured debt other than TLAC	25,569	33,018
of which: issued by UBS AG with original maturity greater than one year[2]	22,349	32,133
Covered bonds	2,633	3,947
Subordinated debt	21,775	17,665
of which: high-trigger loss-absorbing additional tier 1 capital instruments	11,931	7,785
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,414	2,369
of which: low-trigger loss-absorbing tier 2 capital instruments	6,892	6,808
of which: non-Basel III-compliant tier 2 capital instruments	540	703
Debt issued through the Swiss central mortgage institutions	8,574	8,569
Other long-term debt	4	58
of which: issued by UBS AG with original maturity greater than one year[2]	0	52
Long-term debt[3]	88,660	93,246
Total debt issued measured at amortized cost[4]	110,497	132,271
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2019, 100% of the balance was unsecured (31 December 2018: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Maturity Analysis For Nonderivative Financial Liabilities
Contractual maturity of carrying amount
USD million	2020	2021	2022	2023	2024	2025–2029	Thereafter	Total 31.12.19	Total 31.12.18
UBS Group AG1
Non-subordinated debt
Fixed-rate	1,442	1,943	3,720	4,008	3,890	10,832	1,471	27,306[4]	0
Floating-rate	299	1,001	2,462	2,249	0	0	0	6,012[4]	0
Subordinated debt
Fixed-rate	0	0	0	0	0	0	14,344	14,344[4]	0
Subtotal	1,741	2,944	6,182	6,257	3,890	10,832	15,815	47,662	0
UBS AG2
Non-subordinated debt
Fixed-rate	24,334	3,978	2,618	1,621	0	0	1,145	33,696	40,108
Floating-rate	10,819	1,932	0	368	0	0	0	13,119	35,035
Subordinated debt
Fixed-rate	0	0	2,007	0	2,597	2,827	0	7,431	7,511
Subtotal	35,153	5,910	4,626	1,989	2,597	2,827	1,145	54,247	82,654
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	758	1,029	851	951	1,013	3,327	660	8,588	33,529[4]
Floating-rate	0	0	0	0	0	0	0	0	5,933[4]
Subordinated debt
Fixed-rate	0	0	0	0	0	0	0	0	10,154[4]
Subtotal	758	1,029	851	951	1,013	3,327	660	8,588	49,616
Total	37,651	9,883	11,659	9,197	7,500	16,987	17,620	110,497	132,271
1 Comprises debt issued by the legal entity UBS Group AG. 2 Comprises debt issued by the legal entity UBS AG. 3 Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG. 4 TLAC and additional tier 1 capital instruments were originally issued by UBS Group Funding (Switzerland) AG, the issuer was replaced by UBS Group AG in 2019.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million	31.12.19	31.12.18
Certificates of deposit	5,190	7,980
Commercial paper	14,413	27,514
Other short-term debt	2,235	3,531
Short-term debt[1]	21,837	39,025
Senior unsecured debt	22,356	32,135
of which: issued by UBS AG with original maturity greater than one year[2]	22,349	32,133
Covered bonds	2,633	3,947
Subordinated debt	7,431	7,511
of which: low-trigger loss-absorbing tier 2 capital instruments	6,892	6,808
of which: non-Basel III-compliant tier 2 capital instruments	540	703
Debt issued through the Swiss central mortgage institutions	8,574	8,569
Other long-term debt	4	58
of which: issued by UBS AG with original maturity greater than one year[2]	0	52
Long-term debt[3]	40,998	52,220
Total debt issued measured at amortized cost[4]	62,835	91,245
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2019, 100% of the balance was unsecured (31 December 2018: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

UBS AG | Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Maturity Analysis For Nonderivative Financial Liabilities
Contractual maturity of carrying amount
USD million	2020	2021	2022	2023	2024	2025–2029	Thereafter	Total 31.12.19	Total 31.12.18
UBS AG1
Non-subordinated debt
Fixed-rate	24,334	3,978	2,618	1,621	0	0	1,145	33,696	40,108
Floating-rate	10,819	1,932	0	368	0	0	0	13,119	35,035
Subordinated debt
Fixed-rate	0	0	2,007	0	2,597	2,827	0	7,431	7,511
Subtotal	35,153	5,910	4,626	1,989	2,597	2,827	1,145	54,247	82,654
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	758	1,029	851	951	1,013	3,327	660	8,588	8,590
Floating-rate	0	0	0	0	0	0	0	0	0
Subtotal	758	1,029	851	951	1,013	3,327	660	8,588	8,591
Total	35,911	6,939	5,477	2,940	3,610	6,154	1,805	62,835	91,245
1 Comprises debt issued by the legal entity UBS AG. 2 Comprises debt issued by subsidiaries of UBS AG.